Share-Based Compensation (Summary of Stock Option Activity) (Details) - Employee Stock Options [Member] shares in Millions	12 Months Ended
	Oct. 31, 2025 shares $ / shares	Oct. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding, beginning of year	14.7	14.1
Granted	2.0	2.6
Exercised	(2.3)	(1.7)
Forfeited/expired	(0.2)	(0.3)
Number outstanding, end of year	14.2	14.7
Exercisable, end of year	5.2	5.4
Number outstanding, beginning of year, Weighted average exercise price | $ / shares	$ 79.17	$ 76.58
Granted, Weighted average exercise price | $ / shares	75.76	81.78
Exercised, Weighted average exercise price | $ / shares	65.99	60.07
Forfeited/expired, Weighted average exercise price | $ / shares	85.29	85.36
Number outstanding, end of year, Weighted average exercise price | $ / shares	80.65	79.17
Exercisable, end of year, Weighted average exercise price | $ / shares	$ 70.94	$ 68.51
Number of shares, Available for grant	3.4	5.1